PROVISIONS AND OTHER LIABILITIES - Rollforward of Provisions (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance		CAD 694.6	CAD 708.0
Incurred during the period		30.4	37.9
Property dispositions		(422.4)	(11.8)
Expenditures on remediation/provisions settled		(18.5)	(21.5)
Other revisions		3.9	(33.1)
Accretion (amortization)		11.4	15.1
Ending balance		299.4	694.6
Asset retirement obligations
Disclosure of other provisions [line items]
Beginning balance		652.3	703.4
Incurred during the period		5.4	0.0
Property dispositions		(420.4)	(11.8)
Expenditures on remediation/provisions settled		(15.9)	(20.0)
Other revisions		3.9	(34.4)
Accretion (amortization)		11.4	15.1
Ending balance		236.7	652.3
Finance leases
Disclosure of other provisions [line items]
Beginning balance		37.9	4.3
Incurred during the period		0.0	35.0
Property dispositions		(2.0)	0.0
Expenditures on remediation/provisions settled		(1.7)	(1.4)
Other revisions		0.0	0.0
Ending balance		34.2	37.9
Restructuring provision - onerous office lease contracts
Disclosure of other provisions [line items]
Beginning balance		0.0	0.0
Incurred during the period	CAD 26.5	26.5	0.0
Property dispositions		0.0	0.0
Expenditures on remediation/provisions settled		(0.3)	0.0
Other revisions		0.0	0.0
Ending balance		26.2	0.0
Other liabilities
Disclosure of other provisions [line items]
Beginning balance		4.4	0.3
Incurred during the period		(1.5)	2.9
Property dispositions		0.0	0.0
Expenditures on remediation/provisions settled		(0.6)	(0.1)
Other revisions		0.0	1.3
Ending balance		CAD 2.3	CAD 4.4